Equity	9 Months Ended
Sep. 30, 2024
Stockholders' Equity Note [Abstract]
Equity
Note 11. Equity
a. Share Repurchase Program and Treasury Stock
On September 16, 2024, the Company’s Board of Directors authorized a share repurchase program that provides for the repurchase at the amount of up to $50 million of the Company’s ordinary shares, par value 0.01 New Israeli Shekels per share (“ordinary shares”), from time to time. Under the share repurchase program, the Company may effect repurchases by way of a variety of methods, including open market purchases, privately negotiated transactions or otherwise, all in accordance with U.S. securities laws and regulations, including Rule 10b-18 under the U.S. Securities Exchange Act of 1934, as amended (the “Exchange Act”). The Company may also, from time to time, enter into plans that are compliant with Rule 10b5-1 of the Exchange Act to facilitate repurchases of its ordinary shares under the Board authorization. The repurchase program does not obligate the Company to acquire any particular number or value of ordinary shares, and the repurchase program may be suspended or discontinued at any time at the Company’s discretion. In accordance with Section 7C of the Israeli Companies Regulations, the share repurchase program became effective 30 days after notice of Company's board of directors’ adoption of the repurchase program was provided to the Company’s material creditors and secured creditors.
b. Stock-based compensation plans
Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”) and performance-based restricted share units (”PSUs”) were allocated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$912	$891	$2,875	$2,822
Research and development, net	1,765	1,605	6,016	5,561
Selling, general and administrative	3,892	4,985	13,673	15,361
Total stock-based compensation expenses	$6,569	$7,481	$22,564	$23,744
A summary of the Company’s stock option activity for the nine months ended September 30, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2024	1,360,652	20.67
Granted	—	—
Exercised	(12,413)	12.30
Forfeited	(176,524)	23.65
Options outstanding as of September 30, 2024	1,171,715	20.31
Options exercisable as of September 30, 2024	940,704	21.29
As of September 30, 2024, the unrecognized compensation cost of $0.1 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 1.36 years.
A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2024 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2024	3,842,232	17.95
Granted	2,262,431	10.85
Vested	(1,273,414)	18.75
Forfeited	(555,579)	15.99
Unvested as of September 30, 2024	4,275,670	18.83
The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.
As of September 30, 2024, the unrecognized compensation cost of $47.4 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.56 years.
c. Accumulated other comprehensive loss
The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2024 and 2023, respectively:

	Nine Months Ended September 30, 2024
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2024	$1,790	$(8,869)	$(7,079)
Other comprehensive income (loss) before reclassifications	430	918	1,348
Amounts reclassified from accumulated other comprehensive loss	(2,051)	—	(2,051)
Other comprehensive loss	(1,621)	918	(703)
Balance as of September 30, 2024	$169	$(7,951)	$(7,782)

	Nine Months Ended September 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands
Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income before reclassifications	(3,122)	482	(2,640)
Amounts reclassified from accumulated other comprehensive loss	2,500	—	2,500
Other comprehensive income	(622)	482	(140)
Balance as of September 30, 2023	$(921)	$(12,037)	$(12,958)